Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	500,000,000	500,000,000	100,000,000
Common Stock, shares issued	98,963,753	36,430,248	27,297,364
Common Stock, shares outstanding	98,963,753	36,430,248	27,297,364
Series E Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Series E Preferred Stock, shares authorized	10,000,000	10,000,000	10,000,000
Series E Preferred Stock, shares issued	1,000,000	1,000,000	1,000,000
Series E Preferred Stock, shares outstanding	1,000,000	1,000,000	1,000,000